Note 10 - Leases (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Lease, Cost [Table Text Block]
	Year ended December 31, 2022	Year ended December 31, 2021
Operating lease costs	$200	$537
Gain on derecognition of operating lease	—	(522)
Sublease income	—	(199)
Loss on termination of sublease	—	331
Net lease costs	$200	$147
	December 31,	December 31,
	2022	2021
Weighted-average remaining lease term – operating leases (in years)	0.5	1.5
Weighted-average remaining discount rate – operating leases	12.9%	12.9%

Lessee, Operating Lease, Liability, to be Paid, Maturity [Table Text Block]
Year:
2023	$104
Total future minimum lease payments	104
Less imputed interest	(4)
Total	$100
Reported as:
Operating lease liabilities	$100
Operating lease liabilities, current portion	(100)
Operating lease liabilities, net of current portion	$—